UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	February 28
Date of reporting period:	August 31, 2026

REX-OspreyTM XRP ETF

ITEM 1.(a).  Reports to Stockholders.

REX-Osprey™ XRP ETF Tailored Shareholder Report

semi-annual shareholder report August 31, 2026 REX-Osprey™ XRP ETF ticker: XRPR (Listed on the Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the REX-Osprey™ XRP ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.rexshares.com/xrpr/. You can also contact us at 844-802-4004.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX-Osprey™ XRP ETF	$60	1.19%¹'²
¹	Annualized.
²	Gross expenses, excluding interest and tax expense, would have been 0.75% for the six months ended August 31, 2026.

Key Fund Statistics

(as of August 31, 2026 )

Fund Net Assets	$53,009,816
Number of Holdings	4
Total Net Advisory Fee	$192,542
Portfolio Turnover Rate	24.81%

What did the Fund invest in?

(% of Net Assets as of August 31, 2026 )

Sector Breakdown

*	Includes associated receivable account.
Top Holdings
XRP	58.34%
CoinShares XRP ETP	39.68%
First American Government Obligations Fund - Class X 3.582%	0.13%
Marex Repurchase Agreement 4.245% 9/3/2026	0.02%*
*	Includes associated receivable account.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rexshares.com/xrpr/ .

ITEM 1.(b).

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

REX-OspreyTM XRP ETF

CONSOLIDATED FINANCIAL STATEMENTS AND OTHER INFORMATION

Six Months Ended August 31, 2026 (unaudited)

REX-OSPREYTM XRP ETF

Consolidated Schedule of Investments	August 31, 2026 (unaudited)

		Quantity	Value
39.68%	EXCHANGE TRADED PRODUCTS
	CoinShares XRP ETP(A)	417,180	$21,034,215
	(Cost: $35,690,055)

58.34%	CRYPTO CURRENCIES(B)
	XRP(A)	22,275,382	30,926,249
	(Cost: $48,792,368)

0.13%	MONEY MARKET FUND
	First American Government Obligations Fund - Class X 3.582%(C)	68,346	68,346
	(Cost: $68,346)

98.15%	TOTAL INVESTMENTS		52,028,810
	(Cost: $84,550,769)
1.85%	Other assets, net of liabilities		981,005
100.00%	NET ASSETS		$53,009,816

(A) Non-income producing.

(B) All or a portion of these investments are a holding of the REX-OSPREYTM XRP (Cayman) Portfolio S.P. subsidiary.

(C) Effective 7 day yield as of August 31, 2026.

(186.29%)	REPURCHASE AGREEMENTS(D)
	Broker	Interest Rate	Maturity Date	Cost	Value
	Marex Prime Services	4.245%	9/3/2026	$(98,752,500)	$(98,752,500)
	(Sold on 8/28/2026, Collateralized by U.S. Treasury Bills, par value $100,000,000, Zero Coupon, 9/22/2026 Maturity. The collateral securities were sold by the Fund on 8/28/26 for settlement on 9/3/2026; see Receivable for investments sold.)

(D) Repurchase agreements are agreements in which the Fund purchases securities from financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The Fund may enter into repurchase agreements with counterparties deemed to be creditworthy. The value of the collateral received will be at least equal to the amount invested by the Fund, plus any accrued interest.

See Notes to Consolidated Financial Statements

FINANCIAL STATEMENTS | AUGUST 31, 2026

REX-OSPREYTM XRP ETF

Consolidated Statement of Assets and Liabilities	August 31, 2026 (unaudited)

ASSETS
Investments at value(1) (Note 1)	$52,028,810
Interest receivable	99
Receivable for investments sold	99,808,153
TOTAL ASSETS	151,837,062

LIABILITIES
Repurchase agreements at value(2) (Note 1)	98,752,500
Payable for investments purchased	46,578
Accrued advisory fees	28,168
TOTAL LIABILITIES	98,827,246
NET ASSETS	$53,009,816

Net Assets Consist of:
Paid-in capital	$94,872,170
Distributable earnings (accumulated deficits)	(41,862,354)
Net Assets	$53,009,816

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	4,700,000
Net Asset Value and Offering Price Per Share	$11.28

(1) Cost of investments	$84,550,769
(2) Cost of repurchase agreements	$98,752,500

See Notes to Consolidated Financial Statements

FINANCIAL STATEMENTS | AUGUST 31, 2026

REX-OSPREYTM XRP ETF

Consolidated Statement of Operations	Six Months Ended August 31, 2026 (unaudited)

INVESTMENT INCOME
Interest income	$159,600
Total investment income	159,600

EXPENSES
Investment advisory fees (Note 2)	192,542
Interest expense	109,633
Excise tax expense	4,071
Total expenses	306,246

Net investment income (loss)	(146,646)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(19,897,336)
Total net realized gain (loss)	(19,897,336)

Net change in unrealized appreciation (depreciation) of investments	19,659,722
Total net change in unrealized appreciation (depreciation)	19,659,722

Net realized and unrealized gain (loss)	(237,614)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(384,260)

See Notes to Consolidated Financial Statements

FINANCIAL STATEMENTS | AUGUST 31, 2026

REX-OSPREYTM XRP ETF

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	August 31, 2026	Period Ended
	(unaudited)	February 28, 2026(1)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(146,646)	$53,378
Total net realized gain (loss)	(19,897,336)	(18,142,456)
Total net change in unrealized appreciation (depreciation)	19,659,722	(52,181,680)
Increase (decrease) in net assets from operations	(384,260)	(70,270,758)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	10,354,445	157,355,742
Shares redeemed	(16,042,433)	(28,002,920)
Increase (decrease) in net assets from capital stock transactions	(5,687,988)	129,352,822

NET ASSETS
Increase (decrease) during period	(6,072,248)	59,082,064
Beginning of period	59,082,064	—
End of period	$53,009,816	$59,082,064

(1) The Fund commenced operations on September 18, 2025.

See Notes to Consolidated Financial Statements

FINANCIAL STATEMENTS | AUGUST 31, 2026

REX-OSPREYTM XRP ETF

Consolidated Financial Highlights	Selected Per Share Data Throughout Each Period

	Six Months Ended
	August 31, 2026		Period Ended
	(unaudited)		February 28, 2026(1)
Net asset value, beginning of period	$11.25		$25.00
Investment activities
Net investment income (loss)(2)	(0.03)		0.01
Net realized and unrealized gain (loss)	0.06		(13.76)
Total from investment activities	0.03		(13.75)
Net asset value, end of period	$11.28		$11.25

Total Return(3)	0.22%		(54.99%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	1.19	%(5)	0.75%
Net investment income (loss)	(0.57%)		0.13%
Portfolio turnover rate(3)	24.81%		35.26%
Net assets, end of period (000s)	$53,010		$59,082

(1)	The Fund commenced operations on September 18, 2025.

(2)	Per share amounts calculated using the average shares outstanding during the period.

(3)	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(4)	Ratios to average net assets have been annualized.

(5)	Gross expenses, net of interest and tax expense, would have been 0.75% for the six months ended August 31, 2026.

See Notes to Consolidated Financial Statements

FINANCIAL STATEMENTS | AUGUST 31, 2026

REX-OSPREYTM XRP ETF

Notes to Consolidated Financial Statements	August 31, 2026 (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The REX-OspreyTM XRP ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”), which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on September 18, 2025.

The Fund’s investment objective is to seek investment results of the performance, before fees and expenses, of XRP (“XRP” or the “Reference Asset”).

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies,” are used by REX Advisers, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Consolidated Statement of Operations and Consolidated Financial Highlights, are the information utilized for the day-to-day management of the Fund.Due to the significance of oversight and its role in the Fund’s management, the Advisor’s Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities are valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market. The Fund may engage one or more third-party vendors to value the Reference Asset. Such third-party vendors may obtain a price from the particular Reference Asset’s principal market and/or use other factors, such as volume and activity data, in determining a fair market value. The Fund may engage in repurchase agreements on government securities, investment grade corporate securities or similar transactions for leveraging purposes.

Cryptocurrency, held in a Cayman Subsidiary, will be valued daily by an independent pricing agent (e.g., CF Benchmarks) based on aggregated trade data from multiple cryptocurrency-USD markets operated by major cryptocurrency exchanges and synchronized to the Valuation Time. This methodology used to calculate the price to value the cryptocurrency may not be deemed consistent with U.S. GAAP because it uses an amalgamated price from various markets and a trade weighted average pricing methodology.

For financial reporting purposes only, for each cryptocurrency with actively quoted prices in a principal market as of the Valuation Time, the quoted price is used as the fair value. When a quoted price in a principal market is not available, comparable data from active markets will be used. If neither a quoted price nor comparable data is available, internal models or data will be used to estimate fair value. Assumptions used in any internal models, and the valuation methods used will be appropriate and consistent with market practice.

The Fund has a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | AUGUST 31, 2026

REX-OSPREYTM XRP ETF

Notes to Consolidated Financial Statements - continued	August 31, 2026 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of August 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Exchange Traded Products	$21,034,215	$—	$—	$21,034,215
Crypto Currencies	30,926,249	—	—	30,926,249
Money Market Fund	68,346	—	—	68,346
	$52,028,810	$—	$—	$52,028,810
Other Financial Instruments:
Repurchase Agreements	$—	$(98,752,500)	$—	$(98,752,500)

Refer to the Fund’s Consolidated Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the six months ended August 31, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. For the six months ended August 31, 2026, the Fund paid $4,071 in excise taxes.

The Fund uses a subsidiary that is wholly-owned and controlled by its respective Fund. That subsidiary is the REX-OspreyTM XRP (Cayman) Portfolio S.P. (the “Subsidiary”). The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period or carried forward to offset taxable income in future periods.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended August 31, 2026, there were no such reclassifications.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank National Association (the “ETF Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

FINANCIAL STATEMENTS | AUGUST 31, 2026

REX-OSPREYTM XRP ETF

Notes to Consolidated Financial Statements - continued	August 31, 2026 (unaudited)

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participant Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of August 31, 2026:

Creation Transaction

Creation Unit Shares	Fee	Value
25,000	$300	$282,000

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Participant Agreement. A Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Consolidated Statement of Assets and Liabilities, when applicable.

Consolidation of Subsidiary

The Fund will not invest directly in the Reference Asset or any other digital asset. Rather, the Fund seeks to gain exposure through investments in the Subsidiary organized under the laws of the Cayman Islands. The Fund may invest up to 25% of its total assets in its Subsidiary. The Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the Fund include the accounts of its Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidations for the Fund. The Subsidiary is advised by the Advisor and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in the Reference Asset. The inception date of the Subsidiary was September 18, 2025.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Investment Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets at the rate of 0.75%.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees.

Fund Accountant and Transfer Agent

U.S. Bank Global Fund Services (“U.S. Bancorp”) serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | AUGUST 31, 2026

REX-OSPREYTM XRP ETF

Notes to Consolidated Financial Statements - continued	August 31, 2026 (unaudited)

Custodian

Pursuant to a Custody Agreement with the Trust, U.S. Bank National Association (“ETF Custodian”) serves as ETF Custodian for the Fund and safeguards and holds the Fund’s cash and securities issued by ETFs and other non-Reference Asset securities, settles the Fund’s non-Reference Asset transactions and collects income on the Fund’s investments. For its services, the ETF Custodian is entitled to a fee. The Advisor pays these fees monthly.

Pursuant to a Custody Agreement with the Trust, Anchorage Digital Bank National Association (“Crypto Custodian”), serves as Crypto Custodian for the Fund and safeguards the Fund’s cash and holdings in the Reference Asset. For its services, the Crypto Custodian is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person,” as defined in the 1940 Act, of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their services. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the six months ended August 31, 2026, were as follows:

Purchases	Sales
$12,482,420	$18,019,618

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The Fund did not pay any distributions during the six months ended August 31, 2026, or the period ended February 28, 2026.

As of August 31, 2026, the components of distributable earnings (accumulated deficits) were as follows:

Accumulated
Undistributed Net		Net Unrealized
Investment Income	Accumulated Net	Appreciation
(Loss)	Realized Gain (Loss)	(Depreciation)	Total
$(108,132)	$(9,232,263)	$(32,521,959)	$(41,862,354)

FINANCIAL STATEMENTS | AUGUST 31, 2026

REX-OSPREYTM XRP ETF

Notes to Consolidated Financial Statements - continued	August 31, 2026 (unaudited)

Cost of securities and the related net unrealized appreciation (depreciation) consist of:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$84,550,769	$—	$(32,521,959)	$(32,521,959)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange, Inc. and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s Distributor or Transfer Agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the U.S. Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were as follows:

	Six Months Ended	Period Ended
	August 31, 2026	February 28, 2026
Shares sold	850,000	7,000,000
Shares redeemed	(1,400,000)	(1,750,000)
Net increase (decrease)	(550,000)	5,250,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2026, 58.34% of the value of the net assets of the Fund were invested in the Referenced Asset through the Subsidiary. As of August 31, 2026, 39.68% of the value of the net assets of the Fund were invested in an asset that provides exposure to the Reference Asset.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Consolidated Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | AUGUST 31, 2026

REX-OSPREYTM XRP ETF

Supplemental information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because REX Advisers, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Agreement

At a meeting held on March 10-11, 2026 (collectively, the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and REX Advisers, LLC (“REX”), with respect to the REX-OspreyTM XRP ETF (“XRPR”). The Board reflected on its discussions with the representatives from REX earlier in the Meeting regarding the manner in which XRPR is managed and the roles and responsibilities of REX under the Advisory Agreement.

The Trustees reviewed a memorandum from legal counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the renewal of the Advisory Agreement and the response of REX to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the responses included information on REX’s personnel of and REX’s services to XRPR, an expense comparison analysis for XRPR and comparable ETFs, and the Advisory Agreement. He discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by REX; (ii) the investment performance of XRPR and REX; (iii) the costs of the services provided and profits realized by REX from the relationship with XRPR; (iv) the extent to which economies of scale would be realized if XRPR grows and whether advisory fee levels reflect those economies of scale for the benefit of its shareholders; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) information regarding the services and support to be provided by REX to XRPR and its shareholders; (ii) presentations by management of REX addressing the investment philosophy, investment strategy, personnel and operations utilized in managing XRPR; (iii) information pertaining to the compliance structure of REX; (iv) disclosure information contained in the Trust’s registration statement and REX’s Form ADV and its policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving renewal of the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about REX, including financial information, personnel and the services provided by REX to XRPR, REX’s compliance program, current legal matters, and other general information; (ii) expenses of XRPR and comparative expense information for other ETFs with strategies similar to XRPR, prepared by an independent third party; (iii) the anticipated effect of size on XRPR’s performance and expenses; and (iv) benefits anticipated to be realized by REX from its relationship with XRPR.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

1. The nature, extent, and quality of the services provided by REX

In this regard, the Board considered the responsibilities of REX under the Advisory Agreement. The Board reviewed the services provided by REX to XRPR, including, without limitation, the processes of REX for assuring compliance with XRPR’s investment objectives and limitations; REX’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by REX for XRPR among the service providers; and the anticipated efforts of REX to promote XRPR and grow its assets. The Board considered: the staffing, personnel, and methods of operating REX; the education and experience of REX’s personnel; and information provided regarding REX’s compliance program, and its policies and procedures. After reviewing the foregoing and further information from REX, the Board concluded that the quality, extent, and nature of the services provided by REX, was satisfactory and adequate for XRPR.

2. The investment performance of XRPR

The Board noted that although XRPR had launched, no performance comparison information was available from Broadridge Financial Solutions (“Broadridge”), the independent third party, because XRPR had less than one year’s operating history as of December 31, 2025. The Board considered presentations from REX about XRPR’s performance since launch. The Board acknowledged REX’s statements that, although XRPR seeks to provide shareholders with 1x spot crypto returns by investing directly in XRP, the specific crypto asset referenced in XRPR’s name, and in exchange-traded products (“ETPs”) that hold spot XRP, and that XRPR does so uniquely through a registered fund structure, the performance of XRPR will not replicate the performance of XRP due to fees and expenses associated with the fund and the underlying ETPs. The Board also acknowledged REX’s statements that the relative value of the referenced crypto asset had declined in the most recent quarter end prior to the Meeting.

FINANCIAL STATEMENTS | AUGUST 31, 2026

OPPORTUNISTIC TRADER ETF

Supplemental information (unaudited) - continued

3. The costs of services provided and profits realized by REX from the relationship with XRPR

In this regard, the Board considered REX’s financial condition and its level of commitment to XRPR. The Board also considered the current assets and expenses of XRPR, including the nature and frequency of advisory payments. The Trustees noted the information on profitability provided by REX. The Trustees considered the unitary fee structure paid to REX. The Board compared the unitary fee of XRPR to the advisory fees and net expense ratios of ETFs from its customized Morningstar category (“Category”), and a peer group selected by Broadridge from its Category (“Peer Group”). The Trustees noted that XRPR’s unitary fee was equal to the median gross and net advisory fees of its Category, and that XRPR’s unitary fee was higher than the median gross and net advisory fees of its Peer Group. The Trustees further noted that XRPR’s gross and net expense ratios were equal to the median gross and net expense ratios of its Category, and that XRPR’s gross and net expense ratios were higher than the median gross and net expense ratios of its Peer Group. The Board observed that not all funds in its Peer Group invested in the same crypto asset. The Trustees acknowledged REX’s representation that XRPR’s advisory fees are appropriate for an actively managed fund with a unique strategy such as XRPR. The Trustees also noted the complexity and high degree of difficulty required to implement XRPR’s strategy. The Trustees also noted that REX does not manage any separate accounts with strategies similar to those of XRPR. After further consideration, the Board concluded that the profitability and fees paid to REX were within an acceptable range in light of the services rendered by REX.

4. The extent to which economies of scale would be realized as XRPR grows and whether advisory fee levels reflect these economies of scale for the benefit of XRPR’s shareholders

The Board noted that XRPR’s fee structure did not have breakpoints, and, as a result, economies of scale would not be realized by shareholders as XRPR grows. However, the Board noted that XRPR’s unitary fee structure limits its shareholders’ exposure to underlying operating expense increases. The Trustees acknowledged REX’s representations that its fee levels are appropriate for the unique services provided to XRPR.

5. Possible conflicts of interest and other benefits

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the REX personnel assigned to XRPR; the basis of decisions to buy or sell securities and other assets for XRPR; and the substance and administration of REX’s Code of Ethics and its other relevant policies. The Board also considered potential benefits for REX in managing XRPR. Following further consideration and discussion, the Board concluded that the standards and practices of REX to identify and mitigate potential conflicts of interest, as well as the benefits to be derived by REX from managing XRPR were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Board approved the renewal of the Advisory Agreement for a one-year period.

FINANCIAL STATEMENTS | AUGUST 31, 2026

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which  includes investment advisory contract approval in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: November 6, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: November 6, 2026

* Print the name and title of each signing officer under his or her signature.